Document and Entity Information - USD ($)	6 Months Ended
	Jan. 31, 2016	Mar. 16, 2016
Entity Registrant Name	Ameri Metro, Inc. (formerly Yellowwood)
Document Type	10-Q
Document Period End Date	Jan. 31, 2016
Amendment Flag	false
Entity Central Index Key	0001534155
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Entity Public Float	$ 0
Trading Symbol	amgi
Common Class A
Entity Common Stock, Shares Outstanding		1,600,000
Common Stock B
Entity Common Stock, Shares Outstanding		987,934,483
Common Class C
Entity Common Stock, Shares Outstanding		4,800,000
Common Class D
Entity Common Stock, Shares Outstanding		48,000,000
Series A Preferred Stock
Entity Common Stock, Shares Outstanding		1,800,000